Note 6 - Accrued liabilities	12 Months Ended
Nov. 30, 2011
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
6.	Accrued liabilities
	November 30, 2011	November 30, 2010
	$	$

Professional fees	307,465	242,107
Other	128,689	78,923
	436,154	321,030